UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/05

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296
Signature, Place, and Date of Signing:

	    Donald G. Allison		New York, NY		  8/10/05
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	85

Form 13F Table Value Total:			260,083
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FORM 13F INFORMATION
TABLE






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VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER

VOTING
AUTHORITY

NAME OF ISSUER
TITLE OF
CLASS
CUSIP
X1000
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE
3M
COM
88579Y101
8,228
113,800
SH

SOLE

112,800

1,000
American Express
COM
025816109
1,703
32,000
SH

SOLE

32,000

0
Amgen
COM
031162100
2,443
40,400
SH

SOLE

40,000

400
Applebees Intl
COM
037899101
1,325
50,000
SH

SOLE

50,000

0
Arch Coal
COM
039380100
2,593
47,600
SH

SOLE

46,800

800
Archer-Daniels-Midland
COM
039483102
192
9,000
SH

SOLE

8,000

1,000
Autodesk
COM
052769106
2,654
77,300
SH

SOLE

76,300

1,000
Bear Stearns
COM
073902108
2,624
25,250
SH

SOLE

25,000

250
Best Buy Co
COM
086516101
494
7,200
SH

SOLE

7,200

0
Blackrock
COM
09247X101
3,170
39,400
SH

SOLE

39,100

300
Brunswick Corp
COM
117043109
2,751
63,500
SH

SOLE

63,500

0
Bunge LTD
ADR
G16962105
2,599
41,000
SH

SOLE

41,000

0
Canadian Pacific Rail
ADR
13645T100
3,278
95,000
SH

SOLE

94,000

1,000
Carnival Corp
ADR
143658300
1,942
35,600
SH

SOLE

35,200

400
Caterpillar
COM
149123101
3,669
38,500
SH

SOLE

38,100

400
Cheesecake Factory
COM
163072101
3,305
95,150
SH

SOLE

94,250

900
Chicago Bridge and Iron
ADR
167250109
1,490
65,200
SH

SOLE

64,000

1,200
Chicago Mercantile Ex
COM
167760107
2,955
10,000
SH

SOLE

10,000

0
Cisco Systems
COM
17275R102
4,360
228,500
SH

SOLE

226,500

2,000
Coach
COM
189754104
2,424
72,200
SH

SOLE

71,400

800
ConocoPhillips
COM
20825C104
2,156
37,500
SH

SOLE

37,500

0
Corn Products
COM
219023108
827
34,800
SH

SOLE

34,000

800
Dell
COM
24702R101
6,404
162,300
SH

SOLE

161,500

800
Devon Energy Corp.
COM
25179M103
2,042
40,300
SH

SOLE

40,300

0
Domino's Pizza
COM
25754A201
1,180
53,000
SH

SOLE

53,000

0
Donaldson
COM
257651109
1,441
47,500
SH

SOLE

47,500

0
EMC Corporation
COM
268648102
3,761
274,300
SH

SOLE

272,000

2,300
EOG Resources
COM
26875P101
1,136
20,000
SH

SOLE

20,000

0
Emerson Electric
COM
291011104
4,920
78,550
SH

SOLE

78,000

550
Euronet Services
COM
298736109
1,381
47,500
SH

SOLE

46,500

1,000
Exxon Mobil
COM
30231G102
6,345
110,400
SH

SOLE

109,800

600
Fedex
COM
31428X106
2,430
30,000
SH

SOLE

30,000

0
General Electric
COM
369604103
9,148
264,000
SH

SOLE

262,000

2,000
Gilead Science
COM
375558103
4,993
113,500
SH

SOLE

113,500

0
Goldman Sachs
COM
38141G104
3,367
33,000
SH

SOLE

32,800

200
Hershey Foods
COM
427866108
2,273
36,600
SH

SOLE

36,000

600
Home Depot
COM
437076102
3,058
78,600
SH

SOLE

77,800

800
ITT Industries
COM
450911102
5,829
59,700
SH

SOLE

59,100

600
Illinois Tool Works
COM
452308109
5,036
63,200
SH

SOLE

62,600

600
Ingersoll Rand
ADR
G4776G101
1,791
25,100
SH

SOLE

24,500

600
Intel
COM
458140100
2,321
89,200
SH

SOLE

88,000

1,200
J.C. Penney
COM
708160106
9,202
175,000
SH

SOLE

174,000

1,000
Jacobs Engineering
COM
469814107
3,145
55,900
SH

SOLE

55,500

400
Kellogg
COM
487836108
1,275
28,700
SH

SOLE

28,700

0
Kohl's
COM
500255104
699
12,500
SH

SOLE

12,500

0
Kyphon
COM
501577100
3,945
113,400
SH

SOLE

112,500

900
Linear Technology
COM
535678106
991
27,000
SH

SOLE

27,000

0
Lowe's
COM
548661107
2,841
48,800
SH

SOLE

48,200

600
McDonald's
COM
580135101
1,110
40,000
SH

SOLE

40,000

0
Medtronic
COM
585055106
6,774
130,800
SH

SOLE

129,500

1,300
Microsoft
COM
594918104
5,505
221,600
SH

SOLE

219,600

2,000
Molex Inc
CL A COM
608554200
1,954
83,200
SH

SOLE

81,500

1,700
Nabors Industries
COM
G6359F103
1,212
20,000
SH

SOLE

20,000

0
Noble Drilling
ADR
G65422100
3,297
53,600
SH

SOLE

53,000

600
Nokia Corp
ADR
654902204
1,481
89,000
SH

SOLE

89,000

0
Novartis
ADR
66987V109
4,018
84,700
SH

SOLE

84,000

700
Paccar
COM
693718108
3,380
49,700
SH

SOLE

49,300

400
Parker Hannifin
COM
701094104
2,009
32,400
SH

SOLE

31,900

500
Patterson-UTI Energy
COM
703481101
2,519
90,500
SH

SOLE

90,500

0
Peabody Energy
COM
704549104
3,148
60,500
SH

SOLE

59,900

600
PepsiCo
COM
713448108
1,613
29,900
SH

SOLE

29,300

600
Pfizer
COM
717081103
414
15,000
SH

SOLE

15,000

0
Praxair
COM
74005P104
5,387
115,600
SH

SOLE

114,800

800
Procter & Gamble
COM
742718109
5,702
108,100
SH

SOLE

107,400

700
Robert Half International
COM
770323103
3,099
124,100
SH

SOLE

123,000

1,100
Roche Holding
ADR
771195104
2,526
39,900
SH

SOLE

39,900

0
Royal Caribbean Cruises
ADR
V7780T103
1,020
21,100
SH

SOLE

20,500

600
SAP AG
ADR
803054204
4,646
107,300
SH

SOLE

106,300

1,000
Schlumberger
ADR
806857108
3,121
41,100
SH

SOLE

40,700

400
St. Mary Land & Exploration
COM
792228108
638
22,000
SH

SOLE

22,000

0
Staples
COM
855030102
2,667
125,250
SH

SOLE

123,750

1,500
Stryker Corp
COM
863667101
5,783
121,600
SH

SOLE

120,600

1,000
Target
COM
87612E106
1,023
18,800
SH

SOLE

18,200

600
Texas Instruments
COM
882508104
1,951
69,500
SH

SOLE

69,500

0
Tiffany & Co
COM
886547108
1,474
45,000
SH

SOLE

45,000

0
United Parcel Service
COM
911312106
996
14,400
SH

SOLE

14,400

0
UnitedHealth Group
COM
91324P102
5,329
102,200
SH

SOLE

101,400

800
WTS Washington Intl
COM
938862109
0
3
SH

SOLE

0

3
Wal-Mart Stores
COM
931142103
4,545
94,300
SH

SOLE

93,500

800
Walgreen
COM
931422109
9,529
207,200
SH

SOLE

205,200

2,000
Weatherford International
COM
G95089101
2,035
35,100
SH

SOLE

34,700

400
Wells Fargo
COM
949746101
3,781
61,400
SH

SOLE

61,000

400
Westinghouse Air Brake
COM
929740108
0
19
SH

SOLE

0

19
Yum Brands
COM
988498101
3,307
63,500
SH

SOLE

63,000

500
Zimmer Holdings
COM
98956P102
4,959
65,100
SH

SOLE

64,800

300
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